Investments in Associates and Other Companies (Details) - Schedule of fair value of these equity investments - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments in Associates and Other Companies (Details) - Schedule of fair value of these equity investments [Line Items]
Investment value	$ 189	$ 548
Bladex [Member]
Investments in Associates and Other Companies (Details) - Schedule of fair value of these equity investments [Line Items]
Investment value		310
Stock Exchanges [Member]
Investments in Associates and Other Companies (Details) - Schedule of fair value of these equity investments [Line Items]
Investment value	181	228
Others [Member]
Investments in Associates and Other Companies (Details) - Schedule of fair value of these equity investments [Line Items]
Investment value	$ 8	$ 10